Investment Strategy	Oct. 13, 2026
Corgi FTSE 7-10 Year U.S. Treasury Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US Treasury 7-10 Years Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated U.S. Treasury bonds with a remaining maturity of at least seven years and less than ten years that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index consists of U.S. domestic sovereign bonds eligible for the FTSE World Government Bond Index with a remaining maturity of at least seven years and less than ten years. Eligible U.S. Treasury securities are fixed-rate, denominated in U.S. dollars and have at least $5 billion of public amount outstanding, excluding Federal Reserve holdings. Inflation-linked bonds, Treasury bills, stripped zero-coupon securities and agency debt are excluded. The Index is weighted by market value and rebalanced monthly.

As of August 2026, the Index comprised approximately 13 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will not concentrate its investments (i.e., invest 25% or more of the value of its total assets) in any particular industry or group of industries. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.

Corgi FTSE Aaa-A Intermediate Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US Corporate Bond AAA-A Rated 3% Issuer Capped 0-10 Years Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated Aaa through A-rated corporate bonds of U.S. and foreign issuers with a remaining maturity of less than ten years that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index selects corporate bonds from the FTSE US Broad Investment-Grade Bond 0+ Years Index. Eligible bonds are U.S. dollar-denominated corporate debt of U.S. and foreign issuers issued in the U.S. market, with at least $250 million outstanding. Eligible coupon structures include fixed-rate, fixed-to-floating-rate and zero-coupon bonds under the parent methodology. Convertible and floating-rate bonds are excluded. The 0+ Years universe includes eligible bonds with less than one year remaining to maturity. Bonds must have an Index rating of at least A- (including the equivalent Moody's rating) and a remaining maturity of less than ten years. The range includes short-term bonds; the Fund does not impose a three-year minimum on each holding. The Index is weighted by market value and rebalanced monthly. Each issuer is capped at 3% at rebalancing, with excess weight redistributed proportionately among other eligible issuers; bonds within an issuer are weighted by market value. The Index measures remaining maturity using FTSE's remaining-average-life convention, as explained under Additional Information About the Funds.

Investment grade means rated BBB- or higher by S&P Global Ratings ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Index Provider generally uses the S&P rating or, if S&P does not rate the bond, the equivalent Moody's rating. If one agency rates a bond investment grade and the other rates it below investment grade, the investment-grade rating is used. Index ratings are set at the monthly profile fixing and generally remain unchanged during that performance month.

In FTSE's September 2026 monthly profile, the Index comprised approximately 3,005 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.

In FTSE's September 2026 monthly profile, banks represented more than 25% of the Index's weight. The Index may also have significant exposure to other financial services industries. These exposures may change as the Index changes.

Corgi FTSE BBB Rated Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US Corporate Bond BBB Rated 3% Issuer Capped Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated BBB-rated corporate bonds of U.S. and foreign issuers that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index selects corporate bonds from the FTSE US Broad Investment-Grade Bond 0+ Years Index. Eligible bonds are U.S. dollar-denominated corporate debt of U.S. and foreign issuers issued in the U.S. market, with at least $250 million outstanding. Eligible coupon structures include fixed-rate, fixed-to-floating-rate and zero-coupon bonds under the parent methodology. Convertible and floating-rate bonds are excluded. The 0+ Years universe includes eligible bonds with less than one year remaining to maturity. Bonds must have an Index rating from BBB- through BBB+, inclusive (equivalent to Moody's Baa3 through Baa1). The Index is weighted by market value and rebalanced monthly. Each issuer is capped at 3% at rebalancing, with excess weight redistributed proportionately among other eligible issuers; bonds within an issuer are weighted by market value.

Investment grade means rated BBB- or higher by S&P Global Ratings ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Index Provider generally uses the S&P rating or, if S&P does not rate the bond, the equivalent Moody's rating. If one agency rates a bond investment grade and the other rates it below investment grade, the investment-grade rating is used. Index ratings are set at the monthly profile fixing and generally remain unchanged during that performance month.

In FTSE's September 2026 monthly profile, the Index comprised approximately 5,074 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.

In FTSE's September 2026 monthly profile, financial services industries represented approximately 26.7% of total weight. These exposures may change as the Index changes.

Corgi FTSE High Yield Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US High-Yield Market 2% Issuer Capped Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated below-investment-grade corporate bonds of U.S. and foreign issuers that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index comprises bonds eligible for the FTSE US High-Yield Market 0+ Years Index, with each issuer capped at 2% by market value at the monthly rebalance. Excess weight is redistributed proportionately among other eligible issuers. Eligible bonds have at least $250 million outstanding, include fixed-rate, fixed-to-floating-rate and zero-coupon structures, and may include cash-pay, deferred-interest and Rule 144A bonds. Floating-rate, convertible and defaulted bonds are excluded. The Index includes eligible bonds with less than one year remaining to maturity.

Eligible issuer countries are Australia, Belgium, Canada, France, Germany, Italy, Japan, the Netherlands, Sweden, Switzerland, the United Kingdom and the United States under FTSE's fixed-income country-assignment rules. Index credit quality ranges from BB+ through C on the S&P scale (Ba1 through Ca on the Moody's scale). The Index is weighted by market value, subject to its issuer cap, and rebalanced monthly.

Below-investment-grade bonds, also called high yield bonds or "junk bonds," have ratings below BBB- by S&P or Baa3 by Moody's. They are speculative investments with greater credit risk than investment-grade bonds. The Index Provider uses S&P ratings or their Moody's equivalents and treats a bond as investment grade if one of those agencies rates it investment grade and the other rates it high yield.

In FTSE's September 2026 monthly profile, the Index comprised approximately 1,825 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.

In FTSE's September 2026 monthly profile, the services and manufacturing sectors represented approximately 35.4% and 29.1% of total weight, respectively. These are broad sector classifications; the Fund's industry concentration policy is applied separately. These exposures may change.

Corgi FTSE Fallen Angels Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE Time-Weighted US Fallen Angel Bond 5% Issuer Capped Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated below-investment-grade corporate bonds of U.S. and Canadian issuers that were previously rated investment grade and subsequently downgraded ("fallen angels") that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index selects fallen-angel bonds from the FTSE US High-Yield Market Index. Eligible bonds are issued by corporations domiciled in the United States or Canada and changed from investment grade to high yield in the preceding month. A bond need not have been investment grade at original issuance. Eligible bonds have at least $250 million outstanding and at least one year remaining to maturity, meet the parent index's coupon and security-type criteria, and have Index ratings from BB+ through C on the S&P scale (Ba1 through Ca on the Moody's scale). Defaulted bonds are excluded.

Below-investment-grade bonds, also called high yield bonds or "junk bonds," have ratings below BBB- by S&P or Baa3 by Moody's. They are speculative investments with greater credit risk than investment-grade bonds. The Index Provider uses S&P ratings or their Moody's equivalents and treats a bond as investment grade if one of those agencies rates it investment grade and the other rates it high yield.

The Index is rebalanced monthly. A bond remains eligible for up to 60 months after inclusion while it continues to meet the eligibility rules; if it exits and later re-enters, that period resets. Time-based weighting favors more recent fallen angels: each bond receives an initial time score, which starts declining in month 13. Scores are normalized to weights at each rebalance. Each issuer is capped at 5%, and each bond's time-based weight is capped at five times its market-capitalization weight.

A bond that regains an investment-grade Index rating ceases to satisfy the high-yield eligibility requirement and is removed when that change is reflected in the next monthly Index composition. Because Index ratings are generally fixed for the performance month, an upgrade does not ordinarily trigger immediate intramonth removal. The Fund generally expects to sell a removed bond as it rebalances to track the Index. The Adviser may retain it temporarily to avoid adverse trading costs or illiquidity, consistent with the Fund's investment policies; after removal it will not count toward the Fund's 80% investment policy.

In FTSE's September 2026 monthly profile, the Index comprised approximately 74 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.

In FTSE's September 2026 monthly profile, the services and manufacturing sectors represented approximately 30.4% and 36.9% of Index weight, respectively, and financial services industries represented approximately 22.7%. These are broad sector classifications; the Fund's industry concentration policy is applied separately. These exposures may change as the Index changes.

Corgi FTSE U.S. MBS Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US Mortgage Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in investment-grade U.S. agency mortgage-backed pass-through securities that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index measures fixed-rate mortgage-backed pass-through securities guaranteed by Fannie Mae, Freddie Mac or Ginnie Mae. It comprises 15-year and 30-year mortgage programs eligible for to-be-announced ("TBA") trading. Securities are grouped into cohorts by agency, program, coupon and origination year, rather than listing every individual mortgage pool. Cohorts generally enter with at least $1 billion outstanding if the related coupon has at least $5 billion outstanding; ongoing cohort and coupon thresholds also apply. The Index is weighted by market value and rebalanced monthly.

Investment grade means rated BBB- or higher by S&P Global Ratings ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Index Provider generally uses the S&P rating or, if S&P does not rate the bond, the equivalent Moody's rating. If one agency rates a bond investment grade and the other rates it below investment grade, the investment-grade rating is used. Index ratings are set at the monthly profile fixing and generally remain unchanged during that performance month.

Ginnie Mae guarantees are backed by the full faith and credit of the United States. Fannie Mae and Freddie Mac guarantees are not. Mortgage principal may be repaid earlier or later than anticipated, which changes the securities' cash flows and interest-rate sensitivity.

As of August 2026, the Index comprised approximately 285 mortgage cohorts. This is a count of Index cohorts, not individual mortgage pools or underlying loans. The number of Index components changes over time.

The Fund may purchase and sell agency mortgage-backed securities in to-be-announced ("TBA") transactions to obtain mortgage exposure and help track the Index. In a TBA transaction, the parties agree on general security characteristics, price and a future settlement date; the specific mortgage pools are identified shortly before settlement. The Fund may also engage in dollar rolls by selling mortgage-backed securities for one settlement date and simultaneously agreeing to purchase substantially similar securities for a later settlement date. Dollar rolls may help maintain mortgage exposure or generate additional income, but may create leverage and increase turnover and transaction costs. TBA commitments and dollar rolls are not counted as Index bonds for the Fund's 80% investment policy; delivered qualifying Index securities may be counted.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose. The Index consists entirely of agency mortgage-backed securities; this asset-class exposure is distinct from industry concentration.

Corgi FTSE Intermediate Government/Credit Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US Government/Credit Bond Treasury Capped 0-10 Years Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated government and investment-grade credit bonds with a remaining maturity of less than ten years that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index selects bonds from the FTSE US Broad Investment-Grade Bond 0+ Years Index with a remaining maturity of less than ten years and excludes collateralized securities, including mortgage-backed, asset-backed and covered-bond classifications. It includes U.S. Treasury, agency, supranational and other government-related debt and corporate bonds of U.S. and foreign issuers. The range includes short-term bonds; the Fund does not impose a three-year minimum on each holding. The Index measures remaining maturity using FTSE's remaining-average-life convention, as explained under Additional Information About the Funds.

The parent index applies sector-specific size thresholds: $5 billion for U.S. Treasuries excluding Federal Reserve holdings, $1 billion for U.S. agency and supranational issues, $500 million for non-U.S. sovereign and provincial issues, and $250 million for corporate issues. Eligible fixed-rate, fixed-to-floating-rate and zero-coupon bonds are subject to the parent methodology; floating-rate and convertible bonds are excluded. The Index is weighted by market value, with the aggregate U.S. Treasury weight capped at 60% at each monthly rebalance and excess weight redistributed proportionately among the remaining constituents.

Investment grade means rated BBB- or higher by S&P Global Ratings ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Index Provider generally uses the S&P rating or, if S&P does not rate the bond, the equivalent Moody's rating. If one agency rates a bond investment grade and the other rates it below investment grade, the investment-grade rating is used. Index ratings are set at the monthly profile fixing and generally remain unchanged during that performance month.

In FTSE's September 2026 monthly profile, the Index comprised approximately 7,783 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.

Corgi FTSE National Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US National AMT-Free Municipal Tax-Exempt Investment Grade Bond Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in investment-grade municipal bonds issued in the United States that comprise the Index (the "80% investment policy"). The interest on these bonds must be exempt from regular federal income tax and not subject to federal AMT. This policy may be changed only with the approval of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index selects bonds from the FTSE US Municipal Tax-Exempt Investment-Grade Bond 0+ Years Index. Eligible bonds pay interest exempt from regular federal income tax and not subject to the federal alternative minimum tax ("AMT"). Bonds issued in Puerto Rico, the U.S. Virgin Islands and Guam are excluded. The Index excludes bonds classified by FTSE as Housing (HSNG) or Healthcare (HLTH) under its Class 2 Municipal Bond Classifications, or as Tobacco (TBCC) or Hospitals (HOSP) under its Corporate Bond Sector classifications. The 0+ Years parent extends eligible bonds through the final month before maturity, subject to its one-month minimum remaining maturity. Eligible fixed-rate and zero-coupon issues have at least $10 million outstanding and were part of a deal of at least $75 million at issuance, and must satisfy the parent's issue-date, credit and pricing rules. The Index is weighted by market value and rebalanced monthly.

Investment grade means rated BBB- or higher by S&P Global Ratings ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Index Provider generally uses the S&P rating or, if S&P does not rate the bond, the equivalent Moody's rating. If one agency rates a bond investment grade and the other rates it below investment grade, the investment-grade rating is used. Index ratings are set at the monthly profile fixing and generally remain unchanged during that performance month.

As of August 2026, the Index comprised approximately 39,737 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose. Municipal securities generally are not assigned to an industry, except that private-activity municipal bonds are assigned to the industry of the ultimate user or use of proceeds. Geographic exposure to a state is distinct from industry concentration.

Corgi FTSE Short-Term National Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US National AMT-Free Municipal Tax-Exempt Investment Grade Bond 0-5 Years Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in investment-grade municipal bonds issued in the United States with a remaining maturity of less than five years that comprise the Index (the "80% investment policy"). The interest on these bonds must be exempt from regular federal income tax and not subject to federal AMT. This policy may be changed only with the approval of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index selects bonds from the FTSE US Municipal Tax-Exempt Investment-Grade Bond 0+ Years Index. Eligible bonds pay interest exempt from regular federal income tax and not subject to the federal alternative minimum tax ("AMT"). Bonds issued in Puerto Rico, the U.S. Virgin Islands and Guam are excluded. The Index excludes bonds classified by FTSE as Housing (HSNG) or Healthcare (HLTH) under its Class 2 Municipal Bond Classifications, or as Tobacco (TBCC) or Hospitals (HOSP) under its Corporate Bond Sector classifications. Only bonds with a remaining maturity of less than five years are eligible. The 0+ Years parent extends eligible bonds through the final month before maturity, subject to its one-month minimum remaining maturity. Eligible fixed-rate and zero-coupon issues have at least $10 million outstanding and were part of a deal of at least $75 million at issuance, and must satisfy the parent's issue-date, credit and pricing rules. The Index is weighted by market value and rebalanced monthly. The Index measures remaining maturity using FTSE's remaining-average-life convention, as explained under Additional Information About the Funds.

Investment grade means rated BBB- or higher by S&P Global Ratings ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Index Provider generally uses the S&P rating or, if S&P does not rate the bond, the equivalent Moody's rating. If one agency rates a bond investment grade and the other rates it below investment grade, the investment-grade rating is used. Index ratings are set at the monthly profile fixing and generally remain unchanged during that performance month.

As of August 2026, the Index comprised approximately 9,832 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose. Municipal securities generally are not assigned to an industry, except that private-activity municipal bonds are assigned to the industry of the ultimate user or use of proceeds. Geographic exposure to a state is distinct from industry concentration.

Corgi FTSE 10-20 Year U.S. Treasury Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US Treasury 10-20 Years Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated U.S. Treasury bonds with a remaining maturity of at least ten years and less than twenty years that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index consists of U.S. domestic sovereign bonds eligible for the FTSE World Government Bond Index with a remaining maturity of at least ten years and less than twenty years. Eligible U.S. Treasury securities are fixed-rate, denominated in U.S. dollars and have at least $5 billion of public amount outstanding, excluding Federal Reserve holdings. Inflation-linked bonds, Treasury bills, stripped zero-coupon securities and agency debt are excluded. The Index is weighted by market value and rebalanced monthly.

As of September 2026, the Index comprised approximately 60 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will not concentrate its investments (i.e., invest 25% or more of the value of its total assets) in any particular industry or group of industries. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.

Corgi FTSE California Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE California AMT-Free Municipal Tax-Exempt Investment Grade Bond Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in investment-grade municipal bonds issued in California that comprise the Index (the "80% investment policy"). The interest on these bonds must be exempt from regular federal income tax and California personal income tax and not subject to federal AMT. This policy may be changed only with the approval of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index selects bonds from the FTSE US Municipal Tax-Exempt Investment-Grade Bond 0+ Years Index. Eligible bonds pay interest exempt from regular federal income tax and not subject to the federal alternative minimum tax ("AMT"). Only bonds issued in California are included. The Index excludes bonds classified by FTSE as Housing (HSNG) or Healthcare (HLTH) under its Class 2 Municipal Bond Classifications, or as Tobacco (TBCC) or Hospitals (HOSP) under its Corporate Bond Sector classifications. The 0+ Years parent extends eligible bonds through the final month before maturity, subject to its one-month minimum remaining maturity. Eligible fixed-rate and zero-coupon issues have at least $10 million outstanding and were part of a deal of at least $75 million at issuance, and must satisfy the parent's issue-date, credit and pricing rules. The Index is weighted by market value and rebalanced monthly.

Investment grade means rated BBB- or higher by S&P Global Ratings ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Index Provider generally uses the S&P rating or, if S&P does not rate the bond, the equivalent Moody's rating. If one agency rates a bond investment grade and the other rates it below investment grade, the investment-grade rating is used. Index ratings are set at the monthly profile fixing and generally remain unchanged during that performance month.

Issuer weights are measured by FTSE's Organization of Risk classification and are capped at 25%. Issuers with weights above 5% may not in aggregate exceed 50% of the Index at rebalancing. The methodology assigns issuers to an upper group subject to the 50% aggregate limit and a lower group subject to a 5% individual limit, redistributing excess weight proportionately. The upper group normally has at least five issuers; its minimum size is reduced if the Index has fewer than 16 issuers. Bonds within an issuer are weighted by market value.

As of August 2026, the Index comprised approximately 5,679 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose. Municipal securities generally are not assigned to an industry, except that private-activity municipal bonds are assigned to the industry of the ultimate user or use of proceeds. Geographic exposure to a state is distinct from industry concentration.

Corgi FTSE New York Municipal Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE New York AMT-Free Municipal Tax-Exempt Investment Grade Bond Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in investment-grade municipal bonds issued in New York that comprise the Index (the "80% investment policy"). The interest on these bonds must be exempt from regular federal income tax and New York personal income tax and not subject to federal AMT. This policy may be changed only with the approval of a majority of the Fund's outstanding voting securities, as defined in the 1940 Act. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index selects bonds from the FTSE US Municipal Tax-Exempt Investment-Grade Bond 0+ Years Index. Eligible bonds pay interest exempt from regular federal income tax and not subject to the federal alternative minimum tax ("AMT"). Only bonds issued in New York are included. The Index excludes bonds classified by FTSE as Housing (HSNG) or Healthcare (HLTH) under its Class 2 Municipal Bond Classifications, or as Tobacco (TBCC) or Hospitals (HOSP) under its Corporate Bond Sector classifications. The 0+ Years parent extends eligible bonds through the final month before maturity, subject to its one-month minimum remaining maturity. Eligible fixed-rate and zero-coupon issues have at least $10 million outstanding and were part of a deal of at least $75 million at issuance, and must satisfy the parent's issue-date, credit and pricing rules. The Index is weighted by market value and rebalanced monthly.

Investment grade means rated BBB- or higher by S&P Global Ratings ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Index Provider generally uses the S&P rating or, if S&P does not rate the bond, the equivalent Moody's rating. If one agency rates a bond investment grade and the other rates it below investment grade, the investment-grade rating is used. Index ratings are set at the monthly profile fixing and generally remain unchanged during that performance month.

Issuer weights are measured by FTSE's Organization of Risk classification and are capped at 25%. Issuers with weights above 5% may not in aggregate exceed 50% of the Index at rebalancing. The methodology assigns issuers to an upper group subject to the 50% aggregate limit and a lower group subject to a 5% individual limit, redistributing excess weight proportionately. The upper group normally has at least five issuers; its minimum size is reduced if the Index has fewer than 16 issuers. Bonds within an issuer are weighted by market value.

As of August 2026, the Index comprised approximately 5,160 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose. Municipal securities generally are not assigned to an industry, except that private-activity municipal bonds are assigned to the industry of the ultimate user or use of proceeds. Geographic exposure to a state is distinct from industry concentration.

Corgi FTSE EM USD Sovereign Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE Emerging Markets USD Government Bond Issuer Capped Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated sovereign bonds issued by emerging market countries that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index consists of sovereign bonds eligible for the FTSE Emerging Markets USD Government Bond 0+ Years Index. It includes U.S. dollar-denominated fixed-rate government debt issued in domestic or international markets, with at least $500 million outstanding and a rating from S&P or Moody's. Investment-grade, high-yield and defaulted sovereign bonds may be included. The 0+ Years universe includes eligible bonds with less than one year remaining; defaulted sovereign debt remains eligible under the parent's default and restructuring rules. Variable-rate, inflation-linked, zero-coupon and convertible securities are excluded.

Emerging-market eligibility follows the parent FTSE fixed-income methodology, which uses International Monetary Fund and World Bank economic classifications. The Index is weighted by market value and rebalanced monthly, with each issuer capped at 10% and excess weight redistributed proportionately among other eligible issuers.

Below-investment-grade bonds, also called high yield bonds or "junk bonds," have ratings below BBB- by S&P or Baa3 by Moody's. They are speculative investments with greater credit risk than investment-grade bonds. The Index Provider uses S&P ratings or their Moody's equivalents and treats a bond as investment grade if one of those agencies rates it investment grade and the other rates it high yield.

As of August 2026, the Index comprised approximately 665 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose. Sovereign debt of any single foreign country is treated as a single industry for this purpose.

Corgi FTSE EM Local Currency Sovereign Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE Emerging Markets Government Bond Issuer Capped Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in local-currency-denominated sovereign bonds issued by emerging market countries that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index comprises bonds eligible for the FTSE Emerging Markets Government Bond 0+ Years Index. It includes fixed-rate government bonds denominated in the issuing country's domestic currency, with a minimum remaining weighted average life of one month. Eligible markets must satisfy FTSE's market-size, credit-quality and accessibility requirements. Emerging-market classification follows the parent methodology's International Monetary Fund and World Bank economic classifications. Minimum issue amounts vary by country. Both investment-grade and high-yield securities are eligible; the minimum credit quality is C by S&P or Ca by Moody's, and defaulted bonds are excluded.

Below-investment-grade bonds, also called high yield bonds or "junk bonds," have ratings below BBB- by S&P or Baa3 by Moody's. They are speculative investments with greater credit risk than investment-grade bonds. The Index Provider uses S&P ratings or their Moody's equivalents and treats a bond as investment grade if one of those agencies rates it investment grade and the other rates it high yield.

The Index is weighted by market value and rebalanced monthly. At each monthly rebalancing, the maximum issuer weight is 15% when the Index contains at least 15 countries and 22.5% when the Index contains fewer than 15 countries. The aggregate weight of issuers whose individual weights exceed 4.6% is limited to 45%.

The Fund tracks the Index's unhedged return calculated in U.S. dollars. Changes in the value of the Index's local currencies relative to the U.S. dollar are reflected in that return.

The revised September 2026 sample profile supplied by FTSE comprised approximately 531 securities from 17 countries. The number of Index components changes over time.

The Fund does not hedge its foreign currency exposure. Currency movements may increase or decrease the Fund's returns independently of the performance of its bonds in their local currencies.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose. Sovereign debt of any single foreign country is treated as a single industry for this purpose.

Corgi FTSE EM USD Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE Emerging Markets USD Corporate Bond Issuer Capped Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated corporate bonds of issuers assigned to emerging market countries that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index selects corporate bonds from the FTSE Emerging Markets USD Broad Bond 0+ Years Index, using FTSE's corporate-sector classifications. Eligible bonds are U.S. dollar-denominated investment-grade or high-yield debt, with at least $250 million outstanding and credit quality of at least C by S&P or Ca by Moody's. The parent's 0+ Years universe includes eligible bonds with less than one year remaining to maturity. Fixed-rate and eligible fixed-to-floating-rate bonds are included; floating-rate, convertible and defaulted corporate bonds are excluded. Emerging-market eligibility and issuer country assignment follow the parent FTSE fixed-income methodology.

The Index is weighted by market value and rebalanced monthly. A 10% country cap and a 5% issuer cap apply simultaneously, with excess weight redistributed proportionately among eligible issuers subject to both limits.

Below-investment-grade bonds, also called high yield bonds or "junk bonds," have ratings below BBB- by S&P or Baa3 by Moody's. They are speculative investments with greater credit risk than investment-grade bonds. The Index Provider uses S&P ratings or their Moody's equivalents and treats a bond as investment grade if one of those agencies rates it investment grade and the other rates it high yield.

As of August 2026, the Index comprised approximately 1,058 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.

The Index may have significant exposure to financial services industries.

Corgi FTSE International Developed Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE Non-USD World Investment Grade Corporate Bond Developed Markets Issuer Capped Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in investment-grade corporate bonds denominated in currencies other than the U.S. dollar and assigned to developed market countries that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index selects corporate bonds from the FTSE World Broad Investment-Grade Bond 0+ Years Index that are assigned to developed market countries under FTSE's country classification process and denominated in currencies other than the U.S. dollar. Eligible issuers may be domiciled in the United States or abroad. Accordingly, "International" describes the Fund's non-U.S. dollar bond-market exposure and does not exclude all U.S.-domiciled issuers. The parent's 0+ Years universe includes eligible bonds with less than one year remaining; minimum issue sizes and eligible coupon structures follow the parent's currency and sector requirements. Convertible and floating-rate bonds are excluded.

The Index is weighted by market value and rebalanced monthly. Each issuer is capped at 5%, with excess weight redistributed proportionately among other eligible issuers and constituent bonds within each issuer weighted by market value.

Investment grade means rated BBB- or higher by S&P Global Ratings ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Index Provider generally uses the S&P rating or, if S&P does not rate the bond, the equivalent Moody's rating. If one agency rates a bond investment grade and the other rates it below investment grade, the investment-grade rating is used. Index ratings are set at the monthly profile fixing and generally remain unchanged during that performance month.

The Index's USD-hedged return applies a 100% hedge of its non-U.S. dollar currency exposure using hypothetical rolling one-month foreign-exchange forward contracts. The hedge is reset monthly and does not eliminate all currency effects, including those arising from changes in security values or cash flows during the month.

As of August 2026, the Index comprised approximately 5,549 securities. The number of Index components changes over time.

To track the USD-hedged Index, the Fund intends to use foreign currency forward contracts to seek to hedge substantially all of the non-U.S. dollar currency exposure associated with its Index investments to the U.S. dollar. The Fund generally adjusts these hedges with the Index's monthly reset and may adjust them between resets for cash flows or portfolio changes. Hedging is intended to reduce currency exposure but may be imperfect and can increase costs and tracking differences. The currency hedges are not counted as Index bonds for purposes of the Fund's 80% investment policy.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.

In the Index Provider's August 2026 sample composition, financial services industries represented approximately 43.9% of total weight. These exposures may change as the Index changes.

Corgi FTSE International DM Sovereign Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE Non-USD World Government Bond Developed Markets Issuer Capped Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in non-U.S. dollar-denominated sovereign bonds issued by developed market countries outside the United States that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index selects government bonds from the FTSE World Government Bond 0+ Years Index issued by countries classified as developed markets under FTSE's country classification process, excluding U.S. dollar-denominated securities. It includes eligible fixed-rate domestic-currency sovereign debt with a remaining weighted average life of at least one month. Markets must satisfy the parent's market-size, investment-grade credit and accessibility requirements; minimum issue sizes vary by country. Inflation-linked bonds, Treasury bills and stripped securities are excluded.

The Index is weighted by market value and rebalanced monthly. Each issuer is capped at 21%, and issuers with weights above 4.6% may not in aggregate exceed 45%. The methodology normally places at least five issuers in an upper group subject to that aggregate limit and applies a 4.6% individual cap to other issuers, redistributing excess weight proportionately. If the Index has fewer than 16 issuers, the minimum upper-group size is reduced.

Investment grade means rated BBB- or higher by S&P Global Ratings ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Index Provider generally uses the S&P rating or, if S&P does not rate the bond, the equivalent Moody's rating. If one agency rates a bond investment grade and the other rates it below investment grade, the investment-grade rating is used. Index ratings are set at the monthly profile fixing and generally remain unchanged during that performance month.

The Index's USD-hedged return applies a 100% hedge of its non-U.S. dollar currency exposure using hypothetical rolling one-month foreign-exchange forward contracts. The hedge is reset monthly and does not eliminate all currency effects, including those arising from changes in security values or cash flows during the month.

As of August 2026, the Index comprised approximately 1,033 securities. The number of Index components changes over time.

To track the USD-hedged Index, the Fund intends to use foreign currency forward contracts to seek to hedge substantially all of the non-U.S. dollar currency exposure associated with its Index investments to the U.S. dollar. The Fund generally adjusts these hedges with the Index's monthly reset and may adjust them between resets for cash flows or portfolio changes. Hedging is intended to reduce currency exposure but may be imperfect and can increase costs and tracking differences. The currency hedges are not counted as Index bonds for purposes of the Fund's 80% investment policy.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose. Sovereign debt of any single foreign country is treated as a single industry for this purpose.

Corgi FTSE 20+ Year U.S. Treasury Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US Treasury 20+ Years Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated U.S. Treasury bonds with a remaining maturity of at least twenty years that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index consists of U.S. domestic sovereign bonds eligible for the FTSE World Government Bond Index with a remaining maturity of at least twenty years. Eligible U.S. Treasury securities are fixed-rate, denominated in U.S. dollars and have at least $5 billion of public amount outstanding, excluding Federal Reserve holdings. Inflation-linked bonds, Treasury bills, stripped zero-coupon securities and agency debt are excluded. The Index is weighted by market value and rebalanced monthly.

As of August 2026, the Index comprised approximately 40 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will not concentrate its investments (i.e., invest 25% or more of the value of its total assets) in any particular industry or group of industries. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.

Corgi FTSE U.S. Treasury Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US Treasury 0+ Years Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated U.S. Treasury bonds that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index comprises the U.S. domestic sovereign component of the FTSE World Government Bond 0+ Years Index. It includes eligible fixed-rate U.S. Treasury bonds through the final month before maturity; a one-month minimum remaining maturity applies. Eligible issues must have at least $5 billion of public amount outstanding, excluding Federal Reserve holdings. Inflation-linked bonds, Treasury bills, stripped zero-coupon securities and agency debt are excluded. The Index is weighted by market value and rebalanced monthly.

As of August 2026, the Index comprised approximately 341 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will not concentrate its investments (i.e., invest 25% or more of the value of its total assets) in any particular industry or group of industries. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.

Corgi FTSE U.S. TIPS Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US Inflation-Linked Securities 0+ Years Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in inflation-protected U.S. Treasury bonds ("TIPS") that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket. Non-Index fixed-income securities will not be counted toward this Fund's 80% investment policy, even if they have economic characteristics similar to Index securities.

The Index comprises U.S. government inflation-linked securities eligible for the FTSE World Inflation-Linked Securities 0+ Years Index. It includes eligible TIPS through the final month before maturity, subject to a one-month minimum remaining maturity and the parent index's minimum public amount outstanding of $5 billion for U.S. issues, excluding Federal Reserve holdings. The Index is weighted by market value and rebalanced monthly.

TIPS have a fixed coupon rate applied to principal that adjusts with changes in the Consumer Price Index. Inflation increases the adjusted principal and the interest payment; deflation can decrease them. At maturity, the Treasury pays the original principal or the inflation-adjusted principal, whichever is greater. Market prices of TIPS can decline despite their inflation adjustment.

As of August 2026, the Index comprised approximately 52 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will not concentrate its investments (i.e., invest 25% or more of the value of its total assets) in any particular industry or group of industries. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.

Corgi FTSE U.S. Aggregate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US Broad Investment-Grade Bond 0+ Years Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated investment-grade bonds issued in the U.S. market that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index measures the broad U.S. dollar-denominated investment-grade bond market through its 0+ Years universe. It includes U.S. Treasury, agency and other government-related debt, corporate bonds of U.S. and foreign issuers, agency mortgage-backed pass-through securities and eligible asset-backed securities. Eligible fixed-rate, fixed-to-floating-rate and zero-coupon securities are subject to the applicable sector rules; fixed-to-floating-rate bonds are removed before their floating-rate period under those rules. The 0+ Years universe extends eligible bonds below one year remaining to maturity.

Minimum amounts outstanding vary by sector: $5 billion for U.S. Treasuries excluding Federal Reserve holdings; $1 billion for U.S. agency and supranational issues; $500 million for non-U.S. sovereign and provincial issues; and $250 million for corporate and asset-backed issues. Mortgage components are represented by agency/coupon/program/origination-year cohorts, with separate coupon and cohort size requirements. Convertible and floating-rate securities are excluded. The Index is weighted by market value and rebalanced monthly.

Investment grade means rated BBB- or higher by S&P Global Ratings ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Index Provider generally uses the S&P rating or, if S&P does not rate the bond, the equivalent Moody's rating. If one agency rates a bond investment grade and the other rates it below investment grade, the investment-grade rating is used. Index ratings are set at the monthly profile fixing and generally remain unchanged during that performance month.

As of August 2026, the Index comprised approximately 11,717 components, including 285 mortgage cohorts. The number of Index components changes over time.

The Fund may purchase and sell agency mortgage-backed securities in to-be-announced ("TBA") transactions to obtain mortgage exposure and help track the Index. In a TBA transaction, the parties agree on general security characteristics, price and a future settlement date; the specific mortgage pools are identified shortly before settlement. The Fund may also engage in dollar rolls by selling mortgage-backed securities for one settlement date and simultaneously agreeing to purchase substantially similar securities for a later settlement date. Dollar rolls may help maintain mortgage exposure or generate additional income, but may create leverage and increase turnover and transaction costs. TBA commitments and dollar rolls are not counted as Index bonds for the Fund's 80% investment policy; delivered qualifying Index securities may be counted.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.

Corgi FTSE U.S. IG Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US Broad Investment-Grade Corporate Bond 0+ Years Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated investment-grade corporate bonds of U.S. and foreign issuers that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index selects corporate bonds from the FTSE US Broad Investment-Grade Bond 0+ Years Index. Eligible bonds are U.S. dollar-denominated corporate debt of U.S. and foreign issuers issued in the U.S. market, with at least $250 million outstanding. Eligible coupon structures include fixed-rate, fixed-to-floating-rate and zero-coupon bonds under the parent methodology. Convertible and floating-rate bonds are excluded. The 0+ Years universe includes eligible bonds with less than one year remaining to maturity. The Index is weighted by market value and rebalanced monthly.

Investment grade means rated BBB- or higher by S&P Global Ratings ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Index Provider generally uses the S&P rating or, if S&P does not rate the bond, the equivalent Moody's rating. If one agency rates a bond investment grade and the other rates it below investment grade, the investment-grade rating is used. Index ratings are set at the monthly profile fixing and generally remain unchanged during that performance month.

As of August 2026, the Index comprised approximately 9,934 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.

In the Index Provider's August 2026 sample composition, financial services industries represented approximately 34.8% of total weight. These exposures may change as the Index changes.

Corgi FTSE 5-10 Year IG Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US Broad Investment-Grade Corporate Bond 5-10 Years Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated investment-grade corporate bonds of U.S. and foreign issuers with a remaining maturity of at least five years and less than ten years that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index selects corporate bonds from the FTSE US Broad Investment-Grade Bond Index. Eligible bonds are U.S. dollar-denominated corporate debt of U.S. and foreign issuers issued in the U.S. market, with at least $250 million outstanding. Eligible coupon structures include fixed-rate, fixed-to-floating-rate and zero-coupon bonds under the parent methodology. Convertible and floating-rate bonds are excluded. Bonds must have a remaining maturity of at least five years and less than ten years. The Index is weighted by market value and rebalanced monthly. The Index measures remaining maturity using FTSE's remaining-average-life convention, as explained under Additional Information About the Funds.

Investment grade means rated BBB- or higher by S&P Global Ratings ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Index Provider generally uses the S&P rating or, if S&P does not rate the bond, the equivalent Moody's rating. If one agency rates a bond investment grade and the other rates it below investment grade, the investment-grade rating is used. Index ratings are set at the monthly profile fixing and generally remain unchanged during that performance month.

As of August 2026, the Index comprised approximately 2,425 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.

In the Index Provider's August 2026 sample composition, financial services industries represented approximately 37.3% of total weight. These exposures may change as the Index changes.

Corgi FTSE 10+ Year IG Corporate Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to track the performance of the FTSE US Broad Investment-Grade Corporate Bond 10+ Years Index (the "Index"), the Fund uses representative sampling and is not required to purchase every Index security. In deciding whether to hold a subset or substantially all Index securities in approximately their Index proportions, Corgi Strategies, LLC (the "Adviser") considers the Fund's assets relative to the number and size of Index constituents, security availability and liquidity, bid-ask spreads and other transaction costs, minimum trading lots, settlement and market-access constraints, cash flows and creation/redemption activity, and the expected effect on tracking. Sampling is more likely when purchasing all constituents would be costly or impracticable. The Adviser seeks a portfolio with investment characteristics, including duration, remaining maturity, average life where relevant, credit quality, yield and issuer and sector exposures, similar to the Index. The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"), and may invest a greater percentage of its assets in fewer issuers than a diversified fund.

The Fund has adopted a non-fundamental investment policy to invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in U.S. dollar-denominated investment-grade corporate bonds of U.S. and foreign issuers with a remaining maturity of at least ten years that comprise the Index (the "80% investment policy"). This policy may be changed by the Board of Trustees without shareholder approval upon 60 days' prior written notice to shareholders. The Fund may also invest in non-Index fixed-income securities, cash and cash equivalents and money market instruments, including money market funds advised by the Adviser, to assist in tracking the Index or managing cash. These investments are outside the 80% basket.

The Index selects corporate bonds from the FTSE US Broad Investment-Grade Bond Index. Eligible bonds are U.S. dollar-denominated corporate debt of U.S. and foreign issuers issued in the U.S. market, with at least $250 million outstanding. Eligible coupon structures include fixed-rate, fixed-to-floating-rate and zero-coupon bonds under the parent methodology. Convertible and floating-rate bonds are excluded. Bonds must have a remaining maturity of at least ten years. The Index is weighted by market value and rebalanced monthly. The Index measures remaining maturity using FTSE's remaining-average-life convention, as explained under Additional Information About the Funds.

Investment grade means rated BBB- or higher by S&P Global Ratings ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"). The Index Provider generally uses the S&P rating or, if S&P does not rate the bond, the equivalent Moody's rating. If one agency rates a bond investment grade and the other rates it below investment grade, the investment-grade rating is used. Index ratings are set at the monthly profile fixing and generally remain unchanged during that performance month.

As of August 2026, the Index comprised approximately 3,335 securities. The number of Index components changes over time.

The Index is provided by FTSE Russell. FTSE International Limited (the "Index Provider") is the benchmark administrator and is responsible for the Index's calculation, maintenance, constituent selection and weightings under its published methodology. FTSE Fixed Income LLC is the index licensor. These entities are part of the London Stock Exchange Group and are not affiliated with the Fund or the Adviser.

The Fund will concentrate its investments (i.e., invest 25% or more of the value of its total assets) in a particular industry or group of industries to approximately the same extent that the Index is so concentrated. Industry and sector exposures may change over time. U.S. government securities, including securities issued or guaranteed by U.S. government agencies and instrumentalities, are not assigned to an industry for this purpose.